COMBINED FINANCIAL STATEMENT DETAILS - Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income (expense), net:
Other income, net	$ 33,627	$ 282,470	$ 12,363